Adoption of ASU 2018-12 (Summary of Changes in Reinsurance Recoverables) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance recoverables	$ 19,443	$ 22,386
Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables	(439)	2,091
Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			$ 19,388
Accounting Standards Update 2018-12 [Member] | Other Operations [Member]
Reinsurance recoverables			790
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Reinsurance recoverables			3,038
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Reinsurance recoverables			607
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Reinsurance recoverables			2,431
Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			2
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			906
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			162
Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			17,196
Others [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Reinsurance recoverables			610
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			332
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Reinsurance recoverables			(3)
Swiss Re [Member]
Reinsurance recoverables		1,600
Swiss Re [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			2,600
Protective [Member]
Reinsurance recoverables	9,400	11,500
Protective [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			13,200
As Previously Reported [Member]
Reinsurance recoverables	19,882	20,295
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables	19,882	20,295	16,350
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member] | Other Operations [Member]
Reinsurance recoverables			790
As Previously Reported [Member] | Payout Annuities [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			2
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			755
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			148
As Previously Reported [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			14,320
As Previously Reported [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			335
As Previously Reported [Member] | Swiss Re [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			1,300
As Previously Reported [Member] | Protective [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			12,000
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables	$ (439)	$ 2,091
Single A Discount Rate Measurement in AOCI [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			2,431
Single A Discount Rate Measurement in AOCI [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			151
Single A Discount Rate Measurement in AOCI [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			14
Single A Discount Rate Measurement in AOCI [Member] | Others [Member] | Accounting Standards Update 2018-12 [Member]
Reinsurance recoverables			$ 2,266